ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2013
Organization Tables
Schedule of common stock issued
The following table presents information on shares of Newcastle’s common stock issued subsequent to its formation:

Year	Shares Issued	Range of Issue Prices (1)(2)	Net Proceeds (millions)
Formation - 2010	62,027,184
2011	43,153,825	$4.55 - $6.00	$210.9
2012	67,344,636	$6.22 - $6.71	$434.9
2013	178,927,850	$4.97 - $10.48	$1,262.6
December 31, 2013	351,453,495

(1)	Excludes prices of shares issued pursuant to the exercise of options and of shares issued to Newcastle’s independent directors.
(2)	On May 15, 2013, Newcastle completed the spin-off of New Residential. The May 15, 2013 closing price of Newcastle’s common stock on the NYSE was $12.33. On May 16, 2013, the opening price of Newcastle’s common stock was $5.79.